CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2011		Dec. 31, 2010
CURRENT ASSETS
Cash	$ 1,267,349		$ 868,770
VAT receivable	6,647		31,890
Amount due from related party	0		298,170
Prepaid Expenses	8,095		25,916
Total Current Assets	1,282,091		1,224,746
EQUIPMENT	5,832	[1]	8,231	[2]
Total Assets	1,287,923		1,232,977
CURRENT LIABILITIES
Accounts payable	110,819		175,109
Accrued salaries	36,633		87,351
Accrued expenses	3,399		9,511
Accrued expenses - related parties	177,975		159,037
Loans payable to related parties	42,534		119,822
Total Current Liabilities	371,360		550,830
LONG TERM LIABILITIES
Bonds payable	2,350,459	[3]	1,147,534	[4]
Subordinated convertible debentures	218,499	[5]	35,114	[6]
Total Long Term Liabilities	2,568,958		1,182,648
Total Liabilities	2,940,318		1,733,478
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' DEFICIT
Class A Convertible Preferred Stock	0	[7]	0	[7]
Common stock	173,812	[8]	164,976	[9]
Additional paid-in capital	70,528,733		69,302,178
Accumulated deficit	(72,367,724)		(69,995,753)
Accumulated other comprehensive income (loss)	12,784		28,098
Total Stockholders' Deficit	(1,652,395)		(500,501)
Total Liabilities and Stockholders' Deficit	$ 1,287,923		$ 1,232,977

[1]	net of accumulated depreciation of $11,641 at September 30, 2011
[2]	net of accumulated depreciation of $8,798 at December 31, 2010
[3]	net of discount of $233,440 at September 30, 2011
[4]	net of discount of $0 at December 31, 2010
[5]	net of discount of $809,160 at September 30, 2011
[6]	net of discount of $1,066,198 at December 31, 2010
[7]	par value $0.001; authorized 500,000,000 shares; there were no shares issued and outstanding at September 30, 2011 and December 31, 2010, respectively
[8]	par value $0.001; authorized 500,000,000 shares; issued and outstanding 173,813,461 shares at September 30, 2011
[9]	par value $0.001; authorized 500,000,000 shares; issued and outstanding 164,977,533 shares at December 31, 2010